Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts receivable, net
Schedule of components of accounts receivable
	As of March 31,	As of September 30,
	2025	2024
	(unaudited)	(audited)
Accounts receivable	$1,374,309	$19,523,108
Less: allowance for credit losses	-	(7,732,717)
Accounts receivable, net	$1,374,309	$11,790,391

Schedule of allowance for doubtful accounts
	For the six months ended	For the six months ended
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Balance as of beginning of period	$7,732,717	$496,299
Addition	-	7,029,706
Reversal	(7,504,925)	-
Translation adjustments	(227,792)	206,712
Balance as of end of period	-	$7,732,717